Information about Changes in Fair Value of Level 3 Assets (Detail) - Available-for-Sale Debt Securities - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	₨ 143,894.7	₨ 161,163.9
Total gains or losses (realized/unrealized) — Included in net income	0.0	0.0
Total gains or losses (realized/unrealized) — Included in other comprehensive income	(2,776.3)	(2,841.2)
Purchases/additions	110,969.4	77,995.6
Sales	0.0	0.0
Issuances	0.0	0.0
Settlements	(103,652.2)	(92,423.6)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	0.0	0.0
Foreign currency translation adjustment	0.0	0.0
Ending Balance	148,435.6	143,894.7
Total amount of gains/ (losses) included in net income attributable to change in unrealized gains/ (losses) relating to assets still held at reporting date	0.0	0.0
Change in unrealized gains/ (losses) for the period included in other comprehensive income for assets held at the end of the reporting period	₨ (1,867.6)	₨ (3,055.8)